SEGMENT INFORMATION - Financial Information by Segment (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) segment	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of operating segments [line items]
Number Of Reportable Segments1 | segment			4
Total revenue	$ 2,026	$ 1,651	$ 4,099	$ 3,271
FFO	291	210	549	438
Total assets	108,028		108,028		$ 122,520
Total liabilities	64,112		64,112		75,780
Core Office
Disclosure of operating segments [line items]
Total revenue	558	519	1,071	1,051
FFO	165	127	289	260
Total assets	35,379		35,379		34,095
Total liabilities	16,287		16,287		15,033
Core Retail
Disclosure of operating segments [line items]
Total revenue	363	0	742	0
FFO	161	117	328	229
Total assets	29,922		29,922		29,658
Total liabilities	14,605		14,605		13,749
Opportunistic
Disclosure of operating segments [line items]
Total revenue	1,102	1,132	2,280	2,219
FFO	70	70	145	155
Total assets	42,555		42,555		58,610
Total liabilities	28,097		28,097		41,604
Corporate
Disclosure of operating segments [line items]
Total revenue	3	0	6	1
FFO	(105)	$ (104)	(213)	$ (206)
Total assets	172		172		157
Total liabilities	$ 5,123		$ 5,123		$ 5,394